Note 8 - Short-Term Investments (Tables)	12 Months Ended
Dec. 31, 2013
Short-term Investments [Abstract]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Table Text Block]
	December 31,
	2012	2013
Beginning balance	$923,582	$-
Purchases		81,664,295
Redemption	(916,228)	(81,824,078)
Realized gain(loss)	(45,567)	127,835
Unrealized loss	38,185	-
Exchange difference	28	31,948

Ending balance	$-	$-

Available-for-sale Securities [Table Text Block]
	Year ended December 31, 2013
	Proceeds	Costs	Gains	Exchange difference
Available-for-sale securities	$81,824,078	$81,664,295	$127,835	$31,948
Total	$81,824,078	$81,664,295	$127,835	$31,948
	Year ended December 31, 2012
	Proceeds	Costs	Losses	Exchange difference
Available-for-sale securities	$916,228	$952,411	$(45,567)	$9,384
Total	$916,228	$952,411	$(45,567)	$9,384